Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	€ 22,631	€ 24,568	€ 24,586
At market value
Disclosure of detailed information about borrowings [line items]
Total debt	10,500	16,370	18,003
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	22,703	24,647	24,672
Total debt at redemption	€ 8,862	€ 15,186	€ 17,714